Accrued Liabilities (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Accrued Liabilities
Accrued payroll	$ 1,244,000	$ 1,140,000
Accrued interest	10,485,000	11,614,000
Accrued expenses	17,474,000	18,157,000
Total	29,203,000	30,911,000
Accrued realized losses on cash flow interest rate swaps	13,800,000	14,300,000
Other accruals	$ 3,700,000	$ 3,900,000